Accounts Receivable - Schedule of Allowance For Expected Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance For Expected Credit Losses [Abstract]
Beginning	$ 648,653	$ 520,555
Provision for expected credit losses	1,038,148	128,098	$ 520,555
Exchange rate difference	(15,741)
Ending	$ 1,671,060	$ 648,653	$ 520,555